Notes to Cash Flows - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 6,508	£ 4,806	£ 5,139
Interest paid	2,089	1,064	1,857
Dividends received	0	0	0
Cash outflow for leases	28	28	48
Cash and cash equivalents restated	(46,484)	(49,254)	(46,697)	£ (27,871)
Restricted balances restated	2,223	2,498	1,839
Disposal of non-controlling interests		181
Net cash flows from operating activities	£ (2,970)	10,251	18,918
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Non-cash items included in profit restated		504	134
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Cash and cash equivalents restated		1,580	985
Restricted balances restated		1,580	985
Net cash flows from operating activities		£ 595	£ 95